Label	Element	Value
MainStay MacKay International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MAINSTAY FUNDS TRUST

MainStay MacKay International Opportunities Fund

(the “Fund”)

Supplement dated February 5, 2021 (“Supplement”) to the
Summary Prospectus and Prospectus, each dated February 28, 2020, as amended June 30, 2020, as supplemented,

and

Statement of Additional Information, dated
August 31, 2020, as amended September 30, 2020, as supplemented (“SAI”)

Important Notice Regarding Changes to Name and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

At meetings held on January 21, January 25 and February 3, 2021, the Board of Trustees (“Board”) of MainStay Funds Trust (“Trust”) considered and approved, among other related proposals: (i) appointing Wellington Management Company LLP (“Wellington”) as the Fund’s subadvisor, and the related subadvisory agreement; (ii) changing the Fund’s name and adopting a non-fundamental “names rule” investment policy; (iii) modifying the Fund’s principal investment strategies, investment process and primary benchmark; (iv) reducing the Fund’s contractual management fee; and (v) establishing an expense cap for Class I shares of the Fund.

On or about February 8, 2021, shareholders of the Fund will receive an information statement containing further information regarding the subadvisor change.

As a result, unless otherwise indicated below, effective on or about March 5, 2021, the following changes will be made to the Summary Prospectus, Prospectus and SAI:

1.	Name Change. The name of the Fund is changed to MainStay WMC International Research Equity Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	MainStay MacKay International Opportunities Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
3.	Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table and example are updated to reflect the following:

(a)	The contractual management fee rate is reduced from 1.10% to 0.75% on all assets.

(b)	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed 0.86% of the average daily net assets of Class I shares of Fund. This agreement will remain in effect until February 28, 2023, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2023
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
4.	Principal Investment Strategies. The “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of foreign companies, including securities of emerging market country issuers. Generally, an issuer of a security is considered to be a foreign issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), has discretion to determine the countries considered to be emerging market countries, including taking into consideration a variety of factors, such as the development of a country’s financial and capital markets, and inclusion of a country in an index representative of emerging markets.

The Subadvisor seeks to develop a portfolio that is generally broadly diversified across issuers, industries, countries, and styles. The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Subadvisor will invest in small, mid, and large capitalization companies and may invest in issuers that are considered to be either growth stocks or value stocks.

Investment Process: The Subadvisor allocates the portfolio’s assets across a variety of industries, selecting companies in each industry based on its proprietary research. In analyzing a prospective investment for the Fund, the Subadvisor utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may consider selling a security when it believes the stock has become overvalued relative to its underlying fundamentals, when the company does not meet the Subadvisor’s expectations or when the Subadvisor believes the underlying thesis for holding the stock has changed.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
5.	Principal Risks. The “Principal Risks” section of the Summary Prospectus is revised as follows:

(a)	The “Portfolio Management Risk” is deleted and replaced with the following:

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

(b)	The “Short Selling and Short Exposure Risk” and “Derivatives Risk” are deleted in their entirety with respect to the Fund.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
6.	Past Performance. The “Past Performance” section of the Summary Prospectus and Prospectus is revised as follows:

(a)	The first paragraph is revised to include the following:

The Fund has selected the MSCI ACWI® ex USA Index as a replacement for the MSCI EAFE as its primary benchmark because it believes that the MSCI ACWI® (All Country World Index) ex USA Index is more reflective of its principal investment strategies. The MSCI ACWI® Ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. The Fund has selected the MSCI EAFE® Index as secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America.

(b)	The following is added to the end of the third paragraph:

Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has selected the MSCI ACWI® ex USA Index as a replacement for the MSCI EAFE as its primary benchmark because it believes that the MSCI ACWI® (All Country World Index) ex USA Index is more reflective of its principal investment strategies. The MSCI ACWI® Ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. The Fund has selected the MSCI EAFE® Index as secondary benchmark.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.